Cover Page	Jul. 27, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 27, 2023
Entity Registrant Name	Harley-Davidson, Inc.
Entity Incorporation, State or Country Code	WI
Entity File Number	1-9183
Entity Tax Identification Number	39-1382325
Entity Address, Address Line One	3700 West Juneau Avenue
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53208
City Area Code	414
Local Phone Number	342-4680
Title of 12(b) Security	COMMON STOCK, $0.01 par value per share
Trading Symbol	HOG
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000793952
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Jul. 27, 2023